interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 148,552	$ 161,305
Term deposits	0	17,307
Accounts receivable	9,847	6,649
Inventory	5,458	5,156
Prepaids and other current assets	4,708	5,838
Total current assets	168,565	196,255
Non-current assets
Property and equipment	7,685	7,129
Intangible assets	22,818	19,963
Right-of-use assets	16,347	14,268
Deferred tax assets	1,964	1,940
Other non-current assets	5,824	4,283
Total non-current assets	54,638	47,583
Total assets	223,203	243,838
Current liabilities
Accounts payable	6,553	6,181
Accrued expenses	13,795	14,505
Deferred contract revenue	7,734	3,434
Lease liabilities, current portion	3,466	2,690
Total current liabilities	31,548	26,810
Non-current liabilities
Lease liabilities, net of current portion	16,358	14,053
Defined benefit pension liabilities	3,420	2,675
Other non-current liabilities	175	170
Total non-current liabilities	19,953	16,898
Total liabilities	51,501	43,708
Equity
Share capital	4,048	3,464
Share premium	471,827	471,623
Treasury shares	(657)	(117)
Other reserves	36,383	23,963
Accumulated deficit	(339,899)	(298,803)
Total equity	171,702	200,130
Total liabilities and equity	$ 223,203	$ 243,838